Note 21 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of the detailed information of income tax [text block]
	2019	2018
Current tax expense	$6,329	$2,552
Deferred tax expense (benefit)
Origination and reversal of temporary differences	$(54,608)	$129,177
Benefit arising from previously unrecognized tax loss or temporary difference	59,508	(111,058)
Deferred tax expense	4,900	18,119
Provision for income taxes	$11,229	$20,671

Disclosure of income tax reconciliation [text block]
	2019
	(Restated – Note 5)	2018
Income before income taxes	$(231,200)	$539,248
Combined statutory Canadian federal and provincial income tax rate	26.50%	26.50%
Income tax expense based on statutory rate	$(61,268)	$142,901
Increase (decrease) in income taxes resulting from:
Expense (benefit) of mark to market loss and other temporary differences not recognized	$59,508	$(111,058)
Variance between combined Canadian tax rate and the tax rate applicable to foreign earnings	6,857	1,000
Other permanent items	6,132	(12,172)
Total provision for income taxes	$11,229	$20,671

Disclosure of deferred taxes [text block]
	2019	2018
Mark to market losses on derivative instruments	$3,097	$17,580
Tax losses and excess of tax basis over book basis	98,042	78,825
Total deferred income tax assets	101,140	96,405
Offset of deferred income taxes	(101,140)	(93,873)
Net deferred tax assets	$-	$2,532

Partnership income deferred for tax purposes	$(3,542)	$(6,249)
Mark to market gains on derivative instruments	(20,683)	(54,158)
Book to tax differences on other assets	(73,889)	(30,480)
Convertible debentures	(6,073)	(2,986)
Total deferred income tax liabilities	(104,187)	(93,873)
Offset of deferred income taxes	101,140	93,873
Net deferred income tax liabilities	$(3,047)	$-

Disclosure of income tax, deferred tax movements [text block]
	Balance April 1, 2018	Recognized in profit or loss	Recognized in OCI	Other	Balance March 31, 2019
Partnership income deferred for tax	$(6,249)	$2,707	$-	$-	$(3,542)
Book to tax differences	48,345	(23,528)	(638)	(25)	24,154
Mark to market (gains) losses on derivative instruments	(36,578)	18,992	-	-	(17,586)
Convertible debentures	(2,986)	(3,087)	-	-	(6,073)
	$2,532	$(4,916)	$(638)	$(25)	$(3,047)
	Balance April 1, 2017	Recognized in profit or loss	Recognized in OCI	Other	Balance March 31, 2018
Partnership income deferred for tax	$(8,281)	$2,032	$-	$-	$(6,249)
Book to tax differences	4,269	51,864	(7,788)	-	48,345
Mark to market (gains) losses on derivative instruments	29,424	(66,002)	-	-	(36,578)
Convertible debentures	(4,144)	1,158	-	-	(2,986)
	$21,268	$(10,948)	$(7,788)	$-	$2,532

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2019	2018
Mark to market losses on derivative instruments	7,239	-
Excess of tax over book basis	32,911	15,824

Disclosure of losses available for carryforward [text block]
2019
2030	$136,763
2031	56,769
Total	$193,532